Stradley Ronon Stevens & Young, LLP 100 Park Avenue Suite 2000 New York, NY 10017 Telephone 212.812.4124 Fax 646.682.7180 www.stradley.com

Jamie M Gershkow

Partner

jgershkow@stradley.com

212.404.0654

December 10, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Northern Funds

Post-Effective Amendment No. 165

1933 Act Registration No. 33-73404

1940 Act Registration No. 811-08236

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Northern Funds (the “Trust”) certifies that:

a. the form of the Trust’s (i) Ultra-Short Fixed Income Fund’s Prospectus for the Siebert Williams Shank Shares class and (ii) Ultra-Short Fixed Income Fund’s Statement of Additional Information for the Siebert Williams Shank Shares class that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 165 to the Trust’s registration statement on Form N-1A; and

b. the text of Post-Effective Amendment No. 165 to the Trust’s registration statement was filed with the Commission via EDGAR on December 3, 2021 (Accession No. 0001193125-21-347973) with an effective date of December 6, 2021.

Please direct any comments to the undersigned at (212) 404-0654, or, in my absence, Michael D. Mabry at (215) 564-8011.

Very truly yours,

/s/ Jamie M. Gershkow
Jamie M. Gershkow

cc:	Peter K. Ewing

Kevin P. O’Rourke

Randal E. Rein

Jose J. Del Real, Esq.

Jamie M. Gershkow, Esq.

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